CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and Cash Equivalents	$ 58,359	$ 82,170
Accounts Receivable, Net	21,699	17,487
Accounts Receivable, Related Party	775	583
Prepaid Expenses	3,376	4,480
Inventory	23,086	20,886
Voyages in Progress	15,308	35,610
Other Current Assets	4,384	2,493
Total Current Assets	126,987	163,709
NON-CURRENT ASSETS
Vessels, net	935,813	1,058,049
Deposits for Vessels under Construction	50,130	82,130
Goodwill	0	18,979
Investment in Nordic American Offshore Ltd	12,164	16,550
Other Non-current Assets	15,969	10,487
Total Non-current Assets	1,014,076	1,186,195
Total Assets	1,141,063	1,349,904
Current Liabilities
Accounts Payable	3,218	4,294
Accrued Voyage Expenses	10,873	9,583
Accrued Liabilities	11,239	7,648
Total Current Liabilities	25,330	21,525
Long-Term Debt	388,855	442,820
Deferred Compensation Liability	15,814	14,510
Total Non-Current Liabilities	404,669	457,330
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Common Stock, Par Value $0.01 per Share 180,000,000 authorized 141,969,666 issued and outstanding at December 31, 2017 and 101,969,666 issued and outstanding at December 31, 2016	1,420	1,020
Additional Paid-in Capital	123,439	235,050
Contributed Surplus	796,817	640,472
Accumulated Other Comprehensive Loss	(1,187)	(1,037)
Accumulated Deficit	(209,425)	(4,456)
Total Shareholders' Equity	711,064	871,049
Total Liabilities and Shareholders' Equity	$ 1,141,063	$ 1,349,904